Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	302,536,721.39	21,049
Yield Supplement Overcollateralization Amount 02/28/19	9,756,375.92	0
Receivables Balance 02/28/19	312,293,097.31	21,049
Principal Payments	13,644,259.03	444
Defaulted Receivables	1,320,186.95	75
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	9,068,273.23	0
Pool Balance at 03/31/19	288,260,378.10	20,530

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.43%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	7,047,015.43	400
Past Due 61-90 days	2,116,805.41	121
Past Due 91-120 days	317,149.97	22
Past Due 121+ days	0.00	0
Total	9,480,970.81	543

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Delinquency Trigger Occurred	NO

Recoveries	659,290.67
Aggregate Net Losses/(Gains) - March 2019	660,896.28
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.54%
Prior Net Losses Ratio	1.79%
Second Prior Net Losses Ratio	2.07%
Third Prior Net Losses Ratio	1.85%
Four Month Average	2.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.33%

Overcollateralization Target Amount	12,971,717.01
Actual Overcollateralization	12,971,717.01
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	37.71

Flow of Funds	$ Amount

Collections	15,241,659.74
Investment Earnings on Cash Accounts	58,652.47
Servicing Fee	(260,244.25)
Transfer to Collection Account	0.00
Available Funds	15,040,067.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	296,143.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	662,190.83
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,971,717.01
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,072,518.42

Total Distributions of Available Funds	15,040,067.96

Servicing Fee	260,244.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 03/15/19	288,922,568.93
Principal Paid	13,633,907.84
Note Balance @ 04/15/19	275,288,661.09

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-3
Note Balance @ 03/15/19	187,432,568.93
Principal Paid	13,633,907.84
Note Balance @ 04/15/19	173,798,661.09
Note Factor @ 04/15/19	53.6415621%

Class A-4
Note Balance @ 03/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	75,480,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	26,010,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	333,641.70
Total Principal Paid	13,633,907.84
Total Paid	13,967,549.54

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	203,051.95
Principal Paid	13,633,907.84
Total Paid to A-3 Holders	13,836,959.79

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3543763
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4812030
Total Distribution Amount	14.8355793

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6267035
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.0799625
Total A-3 Distribution Amount	42.7066660

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	48.57
Noteholders' Principal Distributable Amount	951.43

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	23,407,920.41
Investment Earnings	46,717.30
Investment Earnings Paid	(46,717.30)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41